Commitments and Contingencies - Summary of Future Payments of Commitments (Parenthetical) (Detail) - CAD CAD in Billions		12 Months Ended
	May 16, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments [Line Items]
Transportation Commitment		CAD 9	CAD 19
WRB [Member]
Disclosure of commitments [Line Items]
Percent of ownership in joint operations		50.00%	50.00%
FCCL [Member]
Disclosure of commitments [Line Items]
Percent of ownership in joint operations	50.00%		50.00%